Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income	$ 7,865	$ 5,157	$ 3,668
Depreciation and amortization	7,798	7,636	6,616
Amortization of film and television costs	9,454	6,787	187
Share-based compensation	371	344	300
Noncash interest expense (income), net	193	146	141
Equity in net (income) losses of investees, net	(959)	35	141
Cash received from investees	195	311	0
Net (gain) loss on investment activity and other	(1,062)	23	(267)
Deferred income taxes	139	1,058	549
Change in current and noncurrent receivables, net	(823)	(427)	(131)
Change in film and television costs	(9,432)	(7,080)	(191)
Change in accounts payable and accrued expenses related to trade creditors	366	(85)	37
Change in other operating assets and liabilities	749	440	129
Net cash provided by (used in) operating activities	14,854	14,345	11,179
Investing Activities
Capital expenditures	(5,714)	(5,307)	(4,961)
Cash paid for intangible assets	(923)	(954)	(536)
Acquisitions, net of cash acquired	(90)	(6,407)	(183)
Proceeds from sales of businesses and investments	3,102	277	99
Return of capital from investees	2,362	37	190
Purchases of investments	(297)	(135)	(260)
Other	74	(19)	(60)
Net cash provided by (used in) investing activities	(1,486)	(12,508)	(5,711)
Financing Activities
Proceeds from (repayments of) short-term borrowings, net	(544)	544	0
Proceeds from borrowings	4,544	0	3,420
Repurchases and repayments of debt	(2,881)	(3,216)	(1,153)
Repurchases and retirements of common stock	(3,000)	(2,141)	(1,200)
Dividends paid	(1,608)	(1,187)	(1,064)
Issuances of common stock	233	283	34
Distributions to NBCUniversal noncontrolling member	(473)	(119)
Distributions to other noncontrolling interests	(218)	(206)	(67)
Other	(90)	(159)	(125)
Net cash provided by (used in) financing activities	(4,037)	(6,201)	(155)
Increase (decrease) in cash and cash equivalents	9,331	(4,364)	5,313
Cash and cash equivalents, beginning of year	1,620	5,984	671
Cash and cash equivalents, end of year	$ 10,951	$ 1,620	$ 5,984